Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023			$ 135,282	$ (119,890)	$ 15,392	$ 603	$ 15,995
Balance, shares at Dec. 31, 2023		459,778,056
Issuance of ordinary shares, net of issuance costs	[1]		903		903		903
Issuance of ordinary shares, net of issuance costs, shares	[1]	44,973,900
Transactions with shareholder			182		182		182
Share-based payment			727		727	61	788
Share-based payment, shares		3,958,740
Loss for the year				(11,138)	(11,138)		(11,138)
Balance at Dec. 31, 2024			137,094	(131,028)	6,066	664	6,730
Balance, shares at Dec. 31, 2024		508,710,696
Issuance of ordinary shares, net of issuance costs	[1]		1,870		1,870		1,870
Issuance of ordinary shares, net of issuance costs, shares	[1]	66,491,070
Transactions with shareholder			49		49		49
Share-based payment			429		429	30	459
Share-based payment, shares		7,536,300
Loss for the year				(6,025)	(6,025)	(70)	(6,095)
Issuance of warrants, net of issuance costs	[1]		2,130		2,130		2,130
Issuance of warrants, net of issuance costs, shares	[1]	129,465,210
Issuance of shares in subsidiary			1,412		1,412	(930)	482
Balance at Jun. 30, 2025			$ 142,984	$ (137,053)	$ 5,931	$ (306)	$ 5,625
Balance, shares at Jun. 30, 2025		712,203,276

[1]	Issuance costs in the amount of $361 and $140 in 2025 and 2024 respectively.